Document and Entity Information	Jul. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Amendment Flag	false
Entity Central Index Key	0000759944
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36636
Entity Tax Identification Number	05-0412693
Entity Address, Address Line One	One Citizens Plaza
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	(401)
Local Phone Number	456-7000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	CFG
Security Exchange Name	NYSE
Depositary Shares Each Representing A 140th Interest In A Share Of 6.350 Fixed To Floating [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 6.350% Fixed-To-Floating Rate Non-CumulativePerpetual Preferred Stock, Series D
Trading Symbol	CFG PrD
Security Exchange Name	NYSE
Depositary Shares Each Representing A 140th Interest In A Share Of 5.000 Fixed Rate Not Cumulative [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 5.000% Fixed-Rate Non-CumulativePerpetual Preferred Stock, Series E
Trading Symbol	CFG PrE
Security Exchange Name	NYSE